Lease liabilities - Components of lease (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Lease liabilities.
Non-current	$ 513,484	$ 510,838
Current	93,699	91,156
Total lease liabilities	607,183	$ 601,994
Lease payments	$ 91,000